Biological assets (Details) - ARS ($)	12 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2019
Statement [Line Items]
As of beginning of period	$ 6,807,000,000	$ 8,411,000,000
Transfers		0
Purchases	544,000,000	429,000,000
Initial recognition and changes in the fair value of biological assets	14,455,000,000	4,227,000,000
Decrease due to harvest	(28,676,000,000)	(19,478,000,000)
Sales	(2,383,000,000)	(2,417,000,000)
Consumptions	(18,000,000)	(556,000,000)
Costs for the year	19,397,000,000	17,169,000,000
Incorporation by business combination	0	93,000,000
Foreign exchange gain / (loss)	(161,000,000)	(1,071,000,000)
As of end of period	9,965,000,000	6,807,000,000
Agricultural Business 2 [Member]
Statement [Line Items]
As of end of period	9,965,000,000	6,807,000,000	$ 8,411,000,000
As of beginning of period	9,965,000,000	6,807,000,000	8,411,000,000
Non-current (Production)	3,247,000,000	2,642,000,000	2,711,000,000
Current (Consumable)	6,718,000,000	4,165,000,000	5,700,000,000
Level 1 [Member] | Others [Member]
Statement [Line Items]
As of end of period	44,000,000	48,000,000	51,000,000
As of beginning of period	44,000,000	48,000,000	51,000,000
Non-current (Production)	44,000,000	48,000,000	51,000,000
Current (Consumable)	0	0	0
Breeding Cattle And Cattle For Sale [Member] | Level 2 [Member]
Statement [Line Items]
As of end of period	3,661,000,000	3,197,000,000	3,559,000,000
As of beginning of period	3,661,000,000	3,197,000,000	3,559,000,000
Non-current (Production)	3,147,000,000	2,553,000,000	2,619,000,000
Current (Consumable)	514,000,000	644,000,000	940,000,000
Breeding Cattle And Cattle For Sale [Member] | Level 2 [Member] | Agricultural Business 1 [Member]
Statement [Line Items]
Transfers	0	0
Purchases	538,000,000	264,000,000
Initial recognition and changes in the fair value of biological assets	688,000,000	273,000,000
Decrease due to harvest	0	0
Sales	(2,380,000,000)	(2,415,000,000)
Consumptions	(10,000,000)	(6,000,000)
Costs for the year	1,638,000,000	1,613,000,000
Incorporation by business combination	0	0
Foreign exchange gain / (loss)	(10,000,000)	(91,000,000)
As of end of period	3,661,000,000	3,197,000,000
As of beginning of period	3,197,000,000	3,559,000,000
Other Cattle [Member] | Level 2 [Member]
Statement [Line Items]
As of end of period	61,000,000	41,000,000	304,000,000
As of beginning of period	61,000,000	41,000,000	304,000,000
Non-current (Production)	56,000,000	41,000,000	41,000,000
Current (Consumable)	5,000,000	3,000,000	263,000,000
Other Cattle [Member] | Level 2 [Member] | Agricultural Business 3 [Member]
Statement [Line Items]
Purchases	6,000,000	165,000,000
Initial recognition and changes in the fair value of biological assets	14,000,000	116,000,000
Sales	(3,000,000)	(2,000,000)
Consumptions		(539,000,000)
As of end of period	61,000,000	44,000,000
As of beginning of period	44,000,000	304,000,000
Changes by transformation	0	0
Agricultural Business [Member] | Level 1 [Member] | Others [Member]
Statement [Line Items]
Transfers	0	0
Initial recognition and changes in the fair value of biological assets	0	0
Decrease due to harvest	0	0
Sales	0	0
Consumptions	(8,000,000)	(11,000,000)
Costs for the year	4,000,000	8,000,000
Incorporation by business combination	0	0
Foreign exchange gain / (loss)	0	0
As of end of period	44,000,000	48,000,000
As of beginning of period	48,000,000	51,000,000
Changes by transformation	0	0
Agricultural Business [Member] | Sown Land-crops [Member] | Level 1 [Member]
Statement [Line Items]
Transfers	(642,000,000)	(218,000,000)
Initial recognition and changes in the fair value of biological assets	0	0
Decrease due to harvest	0	0
Sales	0	0
Consumptions	0	0
Costs for the year	447,000,000	659,000,000
Incorporation by business combination	0	0
Foreign exchange gain / (loss)	(76,000,000)	(287,000,000)
As of end of period	93,000,000	364,000,000
As of beginning of period	364,000,000	210,000,000
Changes by transformation	0	0
Agricultural Business [Member] | Sown Land-crops [Member] | Level 3 [Member]
Statement [Line Items]
Transfers	642,000,000	218,000,000
Initial recognition and changes in the fair value of biological assets	11,108,000,000	1,971,000,000
Decrease due to harvest	(23,524,000,000)	(14,299,000,000)
Sales	0	0
Consumptions	0	0
Costs for the year	14,044,000,000	11,331,000,000
Incorporation by business combination	0	93,000,000
Foreign exchange gain / (loss)	(97,000,000)	(350,000,000)
As of end of period	3,782,000,000	1,609,000,000
As of beginning of period	1,609,000,000	2,645,000,000
Changes by transformation	0	0
Agricultural Business [Member] | Sugarcane Fields [Member] | Level 3 [Member]
Statement [Line Items]
Initial recognition and changes in the fair value of biological assets	2,645,000,000	1,867,000,000
Decrease due to harvest	(5,152,000,000)	(5,179,000,000)
Sales	0	0
Consumptions	0	0
Costs for the year	3,264,000,000	3,558,000,000
Incorporation by business combination	0	0
Foreign exchange gain / (loss)	22,000,000	(343,000,000)
As of end of period	2,324,000,000	1,545,000,000
As of beginning of period	1,545,000,000	1,642,000,000
Changes by transformation	0	0
Agricultural Business [Member] | Other Cattle [Member] | Level 2 [Member]
Statement [Line Items]
Transfers	0	0
Initial recognition and changes in the fair value of biological assets	14,000,000	116,000,000
Sales	(3,000,000)	(2,000,000)
Consumptions	0	(539,000,000)
Costs for the year	0	0
Incorporation by business combination	0	0
Foreign exchange gain / (loss)	0	0
Agricultural Business [Member] | Non-Current (Production) [Member] | Sown Land-crops [Member] | Level 1 [Member]
Statement [Line Items]
As of beginning of period	93,000,000	364,000,000	210,000,000
Transfers	0	0	0
As of end of period	93,000,000	364,000,000	210,000,000
Agricultural Business [Member] | Non-Current (Production) [Member] | Sown Land-crops [Member] | Level 3 [Member]
Statement [Line Items]
Transfers	0	0	0
As of end of period	3,782,000,000	1,609,000,000	2,645,000,000
As of beginning of period	3,782	1,609	2,645
Agricultural Business [Member] | Non-Current (Production) [Member] | Sugarcane Fields [Member] | Level 3 [Member]
Statement [Line Items]
As of end of period	2,324,000,000	1,545,000,000	1,642,000,000
As of beginning of period	2,324,000,000	1,545,000,000	1,642,000,000
Agricultural Business [Member] | Current (Consumable) [Member] | Sown Land-crops [Member] | Level 1 [Member]
Statement [Line Items]
Transfers	0	0	0
As of end of period	93,000,000	364,000,000	210,000,000
As of beginning of period	93,000,000	364,000,000	210,000,000
Agricultural Business [Member] | Current (Consumable) [Member] | Sown Land-crops [Member] | Level 3 [Member]
Statement [Line Items]
Transfers	0	0
As of end of period	3,782,000,000	1,609,000,000	2,645,000,000
As of beginning of period	$ 3,782,000,000	$ 1,609,000,000	$ 2,645,000,000